Warrants (Narrative) (Details)		8 Months Ended	12 Months Ended
	May 14, 2025 Share $ / shares	Jan. 12, 2026 Share $ / shares	Mar. 31, 2026 Share
Warrants [Line Items]
Granted | Share			5,477,667
FWP Acquisition Corp [Member]
Warrants [Line Items]
Granted | Share	54,348
Exercise price | $ / shares	$ 4.6
Countryman Investments Ltd [Member]
Warrants [Line Items]
Granted | Share		5,423,319
Countryman Investments Ltd [Member] | Bottom of range [member]
Warrants [Line Items]
Exercise price | $ / shares		$ 0.78
Countryman Investments Ltd [Member] | Top of range [member]
Warrants [Line Items]
Exercise price | $ / shares		$ 4.6